Financial Risk Management Policy	12 Months Ended
Dec. 31, 2018
Financial Risk Management Policy
Financial Risk Management Policy

(5)  Financial Risk Management Policy

(a)	General

The Group is exposed to the following risks associated with the use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Market risk: includes interest rate risk, currency risk and other price risks.

This note provides information on the Group’s exposure to each of these risks, the Group’s objectives and procedures to measure and mitigate this risk, and the Group’s capital management strategy. More exhaustive quantitative information is disclosed in note 30 to the consolidated Financial statements.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, define appropriate risk limits and controls and to control risks and comply with limits. Risk management policies and procedures are reviewed regularly so that they reflect changes in market conditions and the Group’s activities. The Group’s management procedures and rules are designed to create a strict and constructive control environment in which all employees understand their duties and obligations.

The Group’s Audit Committee supervises how management controls compliance with the Group’s risk management procedures and policies and reviews whether the risk management policy is suitable considering the risks to which the Group is exposed. This committee is assisted by Internal Audit which acts as supervisor. Internal Audit performs regular and ad hoc reviews of the risk management controls and procedures and reports its findings to the Audit Committee.

Credit risk

Credit risk is the risk to which the Group is exposed in the event that a customer or counterparty to a financial instrument fails to discharge a contractual obligation, and mainly results from trade receivables and the Group’s investments in financial assets.

Trade receivables

The Group does not predict any significant insolvency risks as a result of delays in receiving payment from some European countries due to their current economic situation. The main risk in these countries is that of late payments, which is mitigated through the possibility of claiming interest as foreseen by prevailing legislation. No significant bad debt or late payment issues have been detected for sales to private entities.

The Group recognizes impairment based on its best estimate of the expected losses on trade and other receivables. The main impairment losses recognized are due to specific losses relating to individually identified risks. At year end, these impairment losses are immaterial.

Details of exposure to credit risk are disclosed in note 30.

Liquidity risk

Liquidity risk is the risk that the Group cannot meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure where possible, that it always has sufficient liquidity to settle its obligations at the maturity date, both in normal conditions and in times of tension, to avoid incurring unacceptable losses or tarnishing the Group’s reputation.

The Group manages liquidity risk on a prudent basis, based on availability of cash and sufficient committed unused long-term credit facilities, enabling the Group to implement its business plans and carry out operations using stable and secure sources of financing.

At 31 December 2018 the Group has total cash and cash equivalents of Euros 1,033,792 thousand (Euros 886,521 thousand at 31 December 2017). The Group also has approximately Euros 404,808 thousand in unused credit facilities (Euros 381,165 thousand at 31 December 2017), including Euros 262,008 thousand on the revolving credit facility (Euros 250,146 thousand at 31 December 2017).

The structure of the Group's debt consists mainly of a non-current loan of US Dollars 5,992 million with institutional investors and banks divided into two tranches (Tranche A and Tranche B), in a US Dollars 300 million undrawn revolving credit facility and unsecured senior corporate notes for an amount of Euros 1,000 million.

As in previous years, the Group continues with its quarterly program for optimization of working capital, which is mainly based on contracts to sell receivables without recourse.

2018:

In September 2018 the Group received an additional non-current loan from the European Investment Bank totaling Euros 85,000 thousand. The loan will be used to support certain investments in R&D which are mainly focused on searching for new therapeutic for plasmatic proteins. Financial terms include a fixed interest rate for a period of 10 years with a grace period of two years. At 31 December 2018, the carrying amount of the loans obtained from the European Investment Bank is Euros 244,375 thousand (Euros 170,000 thousand at 31 December 2017).

2017:

On 5 December 2017 the Group received an additional loan from the European Investment Bank of up to Euros 85,000 thousand at a fixed interest rate for a period of 10 years with a grace period of 2 years. The loan will be used to support certain investments in R&D which are mainly focused on searching for new applications for plasmatic proteins. On 28 October 2015, the Group received its first loan from the same entity under the same terms, for a total amount of Euros 100,000 thousand.

On 18 April 2017 the Group concluded the refinancing process of the Senior Unsecured Notes. The total note issuance amounted to Euros 1,000 million.

On 6 February 2017 the Group concluded the refinancing process of its senior debt. The total debt refinanced amounts to US Dollars 6,300 million (Euros 5,800 million), including the US Dollars 1,816 million loan obtained for the acquisition of Hologic's transfusional diagnostics unit. Following the refinancing process, Grifols' debt structure consisted of a US Dollars 6,000 million long-term loan with institutional investors and banks segmented in two tranches (Term Loan A and Term Loan B), and a US Dollars 300 million undrawn revolving credit facility.

Market risk

Market risk comprises the risk of changes in market prices, for example, exchange rates, interest rates, or the prices of equity instruments affecting the Group’s revenues or the value of financial instruments it holds. The objective of managing market risk is to manage and control the Group’s exposure to this risk within reasonable parameters at the same time as optimising returns.

(i)	Currency risk

The Group operates internationally and is therefore exposed to currency risk when operating with foreign currencies, especially with regard to the US Dollar which is used in a significant percentage of transactions in foreign functional currencies. Currency risk is associated with future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. The conversion risk affecting net assets of the Group’s foreign operations in US Dollars is mitigated primarily through borrowings in this foreign currency.

The Group’s main exposure to currency risk is with regard to the US Dollar, which is used in a significant percentage of transactions in foreign functional currencies.

Details of the Group’s exposure to currency risk at 31 December 2018 and 2017 of the most significant financial instruments are shown in note 30.

(ii)	Interest rate risk

The Group’s interest rate risks arise from current and non-current borrowings. Borrowings at variable interest rates expose the Group to cash flow interest rate risks. Fixed-rate borrowings expose the Group to fair value interest rate risk.

The objective of the management of interest rate risk is to achieve a balance in the structure of the debt, keeping part of the external resources issued at a fixed rate and covering part of the variable rate debt through hedges.

A significant part of the financing obtained accrues interest at fixed rates. This fixed interest debt (Senior Unsecured Notes) amounts to Euros 1,000 million, which represents approximately 54% of the Group’s total debt in Euros. The additional loans of Euros 244,375 thousand received from the European Investment Bank represent approximately 13% of the Group’s total debt in Euros.

Senior debt in Euros represents approximately 12% of the Group’s total Senior debt at 31 December 2018 and 31 December 2017.

Total fixed-interest debt represents 19% of total debt at 31 December 2018 (19% at 31 December 2017).

(iii)	Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the haemoderivatives business in a highly-concentrated sector.

(b)	Capital management

The directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The directors consider various arguments to calculate capital structure:

•

The directors control capital performance using rates of returns on equity (ROE). At 31 December 2018 the ROE stood at 14%  (18% at 31 December 2017). The ROE is calculated by dividing profit attributable to the Parent by the equity attributable to the Parent.

	Thousand of Euros
	2018	2017

Profit attributable to the parent	596,642	662,700

Equity attributable to the Parent	4,225,554	3,629,079

ROE	14%	18%

•	In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2018 and 2017, the Group complies with the covenants.
•	Consideration of the Company’s credit rating (see note 20 (d)).

The Parent held Class A and B treasury stock equivalent to 0.6% of its capital at 31 December 2018 (0.6% at 31 December 2017). The Group does not have a formal plan for repurchasing shares.